Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Financial Statement Presentation

The accounting policies of the Company and its subsidiary conform to generally accepted accounting principles (“GAAP”) in the United States of America and to general practices within the banking industry. The consolidated financial statements of the Company include the accounts of the Bank and its affiliate (collectively, the “Company”). All significant intercompany transactions have been eliminated in consolidation.

Segment Reporting, Policy [Policy Text Block]

Segment Reporting

We have determined that all of our lending divisions meet the aggregation criteria of Accounting Standards Codification (“ASC”) 280, Segment Reporting, since all offer similar products and services, operate with similar processes, have similar customers and are collectively reviewed by the chief operating decision maker. No other services are material for presentation as a separate segment.

Use of Estimates, Policy [Policy Text Block]

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates that are particularly susceptible to significant change relate to the determination of the allowance for credit losses (“ACL”) and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the ACL and valuation of foreclosed real estate, management obtains independent appraisals for significant properties.

While management uses available information to recognize losses on loans and to value foreclosed real estate, future additions to the allowance or adjustments to the valuation may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s ACL and valuations of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance or to make adjustments to the valuation based on their judgments about information available to them at the time of their examination. Due to these factors, it is reasonably possible that the ACL and valuation of foreclosed real estate may change materially in the near term.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash, Due from Banks and Interest Bearing Deposits with Other Banks

For the purpose of reporting cash flows, cash and due from banks includes cash on hand and demand deposits. The Company is required to maintain average reserve balances with the Federal Reserve Bank based on a percentage of deposits. Effective March 26, 2021, the Federal Reserve reduced reserve requirement ratios to zero percent, eliminating the reserve requirements for all depository institutions.

Interest-bearing deposits with other banks mature within one year and are carried at cost.

Investment, Policy [Policy Text Block]

Investment Securities

In accordance with the investments topic of the ASC, securities are classified as “available-for-sale (“AFS”)”, “held-to-maturity (“HTM”)” or “trading”. Fair values for securities are based on quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Gains or losses on the sale of securities are determined using the specific identification method. Currently, the Company has no trading securities.

Securities Available-for-Sale

Securities that are held for indefinite periods of time or used as part of the Company’s asset/liability management strategy and that may be sold in response to interest rate changes, changes in prepayment risk, the need to increase regulatory capital and other similar factors are classified as AFS. Securities available-for-sale are reported at fair value, with unrealized gains and losses reported, net of related income tax effect, as a separate component of shareholders’ equity.

The Company also evaluates available-for-sale investment securities in an unrealized loss position on a quarterly basis. If the Company intends to sell the security or it is more likely than not that it will be required to sell before recovery, the entire unrealized loss is recorded as a loss within noninterest income in the Consolidated Statements of Income with a corresponding adjustment to the amortized cost basis of the security. If the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company evaluates if any of the unrealized loss is related to a potential credit loss. The amount, if any, related to credit loss is recognized in earnings as a provision for credit loss (“PCL”) and a corresponding ACL is established; each is calculated as the difference between the estimate of discounted future cash flows and the amortized cost basis of the security. A number of qualitative and quantitative factors, including the financial condition of the underlying issuer, current and projected deferrals or defaults and credit ratings by nationally recognized statistical rating agencies are considered by management in the estimate of the discounted future cash flows. The remaining difference between the fair value and the amortized cost basis of the security is considered the amount related to other market factors and is recognized in other comprehensive income, net of applicable taxes.

Securities Held-to-Maturity

HTM securities are carried at amortized cost and represent those securities that the Company both intends and has the ability to hold to maturity.

The Company evaluates its ACL on the held-to-maturity investment portfolio on a quarterly basis in accordance with Financial Accounting Standards Board (“FASB”) ASC 326, “Financial Instruments - Credit Losses (“ASC 326”; ASC 326 is also referred to as “CECL”). Expected credit losses on debt securities classified as held-to-maturity are measured on a collective basis by major security type. The estimates of expected credit losses are based on historical default rates, investment grades, current conditions, and reasonable and supportable forecasts about the future. The allowance is increased through PCL and decreased by charge-offs, net of recoveries of amounts previously charged-off.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

LHFI and Allowance for Credit Losses

LHFI are loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, net of unearned income and an ACL. The Company has no loans held-for-sale.

Unearned origination fees include deferred fees net of deferred direct incremental loan origination cost. Unearned origination fees attributable to loans held with a maturity of more than one year is recognized as income or expense over the life of the loan.

Unearned discounts on installment loans are recognized as income over the terms of the loans by a method that approximates the interest method. Unearned origination fees and interest on commercial loans are recognized based on the principal amount outstanding. For all other loans, interest is accrued daily on the outstanding balances. For nonperforming loans, interest is discontinued on a loan when management believes, after considering collection efforts and other factors, that the borrower’s financial condition is such that collection of interest is doubtful. Cash collections on these loans are credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. The Company generally discontinues the accrual of interest income when a loan becomes 90 days past due as to principal or interest; however, management may elect to continue the accrual when the estimated net realizable value of collateral is sufficient to cover the principal balance and the accrued interest. Interest income on other nonaccrual loans is recognized only to the extent of interest payments.

Upon discontinuance of the accrual of interest on a loan, any previously accrued but unpaid interest is reversed against interest income.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Generally, the recognition of interest on mortgage and commercial and industrial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Consumer and other retail loans are typically charged-off no later than the time the loan is 120 days past due. In all cases, loans are placed on nonaccrual status or charged-off at an earlier date if collection of principal or interest is considered doubtful. Loans may be placed on nonaccrual regardless of whether or not such loans are considered past due. All interest accrued for the current year, but not collected, for loans that are placed on nonaccrual or charged-off is reversed against interest income, the amount of which was immaterial for the years ended December 31, 2023, 2022 and 2021. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Interest income recognized on nonaccrual loans was immaterial for the year ended December 31, 2023. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The ACL is an estimate of expected losses inherent within the Company’s loans held for investment portfolio and is maintained at a level believed adequate by management to absorb credit losses inherent in the entire loan portfolio in accordance with ASC 326. Management evaluates the adequacy of the ACL on a quarterly basis. Expected credit loss inherent in non-cancellable off-balance-sheet credit exposures is accounted for as a separate liability in the Consolidated Statements of Financial Condition. The ACL for loans held for investment, as reported in the Company’s Consolidated Statements of Financial Condition, is adjusted by a PCL, which is reported in earnings, and reduced by net charge-offs. Loan losses are charged against the ACL when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The credit loss estimation process involves procedures to appropriately consider the unique characteristics of the Company’s loan portfolio segments. Credit quality is assessed and monitored by evaluating various attributes, and the results of those evaluations are utilized in underwriting new loans and in the Company’s process for the estimation of expected credit losses. Credit quality monitoring procedures and indicators can include an assessment of problem loans, the types of loans, historical loss experience, new lending products, emerging credit trends, changes in the size and character of loan categories and other factors, including the Company’s risk rating system, regulatory guidance and economic conditions, such as the unemployment rate and GDP growth in the markets in which the Company operates, as well as trends in the market values of underlying collateral securing loans, all as determined based on input from management, loan review staff and other sources. This evaluation is complex and inherently subjective, as it requires estimates by management that are inherently uncertain and therefore susceptible to significant revision as more information becomes available. In future periods, evaluations of the overall loan portfolio, in light of the factors and forecasts then prevailing, may result in significant changes in the ACL and PCL in those future periods.

The methodology for estimating the amount of expected credit losses reported in the ACL has two basic components: first, a collective or pooled component for estimating expected credit losses for pools of loans that share similar risk characteristics; and second, an asset-specific component involving individual loans that do not share risk characteristics with other loans and the measurement of expected credit losses for such individual loans.

Loans Evaluated on a Collective (Pool) Basis

The ACL for loans that share similar risk characteristics with other loans is calculated on a collective or pool basis, where such loans are segregated into loan portfolio segments based upon similarity of credit risk. The Company’s primary loan portfolio segments are as follows:

Real Estate – Land Development and Construction - The Company’s construction loan portfolio consists of loans for the construction of single family residential properties, multi-family properties and commercial projects. Maturities for construction loans generally range from 6 to 12 months for residential properties and from 24 to 36 months for non-residential and multi-family properties. The source of repayment of a construction loan comes from the sale or lease of newly-constructed property, although often construction loans are repaid with the proceeds of a commercial real estate loan that the Company makes to the owner or lessor of the newly-constructed property.

Real Estate - Farmland - are “owner-occupied” loans in which the owner develops a property with the intention of locating its farming operations there. Payments on these loans are dependent on the successful development and management of the business as well as the borrower’s ability to generate sufficient operating revenue to repay the loan. In some instances, in addition to the mortgage on the underlying real estate of the business, farmland loans are secured by other non-real estate collateral, such as equipment or other assets used in the business. In addition to owner-occupied commercial real estate loans, the Company offers loans in which the owner develops a property where the source of repayment of the loan will come from the sale or lease of the developed property. These loans are referred to as “non-owner occupied” farmland loans.

Real Estate - 1-4 Family Mortgage - This segment of the Company’s loan portfolio includes loans secured by first or second liens on residential real estate in which the property is the principal residence of the borrower, as well as loans secured by residential real estate in which the property is rented to tenants or is otherwise not the principal residence of the borrower. Loans for the preparation of residential real property prior to construction are also included in this segment. Finally, this segment includes home equity loans or lines of credit and term loans secured by first and second mortgages on the residences of borrowers who elect to use the accumulated equity in their homes for purchases, refinances, home improvements, education and other personal expenditures. The Company attempts to minimize the risk associated with residential real estate loans by scrutinizing the financial condition of the borrower; typically, the maximum loan-to-value ratio is also limited.

Real Estate - Commercial Real Estate - are “owner-occupied” loans in which the owner develops a property with the intention of locating its business there. Payments on these loans are dependent on the successful development and management of the business as well as the borrower’s ability to generate sufficient operating revenue to repay the loan. In some instances, in addition to the mortgage on the underlying real estate of the business, commercial real estate loans are secured by other non-real estate collateral, such as equipment or other assets used in the business. In addition to owner-occupied commercial real estate loans, the Company offers loans in which the owner develops a property where the source of repayment of the loan will come from the sale or lease of the developed property, for example, retail shopping centers, hotels and storage facilities. These loans are referred to as “non-owner occupied” commercial real estate loans. The Company also offers commercial real estate loans to developers of commercial properties for purposes of site acquisition and preparation and other development prior to actual construction (referred to as “commercial land development loans”). Non-owner occupied commercial real estate loans and commercial land development loans are dependent on the successful completion of the project and may be affected by adverse conditions in the real estate market or the economy as a whole.

Business Loans - Commercial and Industrial Loans - Commercial loans are customarily granted to established local business customers in the Company’s market area on a collateralized basis to meet their credit needs. Maturities are typically short term in nature and are commensurate with the secondary source of repayment that serves as the Company’s collateral. Although commercial loans may be collateralized by equipment or other business assets, the repayment of this type of loan depends primarily on the creditworthiness and projected cash flow of the borrower (and any guarantors). Thus, the chief considerations when assessing the risk of a commercial loan are the local business borrower’s ability to sell its products/services, thereby generating sufficient operating revenue to repay the Company under the agreed upon terms and conditions, and the general business conditions of the local economy or other market that the business serves.

Business Loans – Farm Production and Other Farm Loans - Farm Production and Other Farm loans are customarily granted to established local farming customers in the Company’s market area on a collateralized basis to meet their credit needs. Maturities are typically short term in nature and are commensurate with the secondary source of repayment that serves as the Company’s collateral. Although farm loans may be collateralized by equipment or other business assets, the repayment of this type of loan depends primarily on the creditworthiness and projected cash flow of the borrower (and any guarantors). Thus, the chief considerations when assessing the risk of a commercial loan are the local business borrower’s ability to sell its products/services, thereby generating sufficient operating revenue to repay the Company under the agreed upon terms and conditions, and the general business conditions of the local economy or other market that the business serves.

Consumer Loans and Credit Cards - Installment loans to individuals are granted to individuals for the purchase of personal goods. Loss or decline of income by the borrower due to unplanned occurrences represents the primary risk of default to the Company. In the event of default, a shortfall in the value of the collateral may pose a loss in this loan category. Before granting a consumer loan, the Company assesses the applicant’s credit history and ability to meet existing and proposed debt obligations. Although the applicant’s creditworthiness is the primary consideration, the underwriting process also includes a comparison of the value of the collateral, if any, to the proposed loan amount. The Company obtains a lien against the collateral securing the loan and holds title until the loan is repaid in full.

In determining the ACL on loans evaluated on a collective basis, the Company categorizes loan pools based on loan type and/or risk rating. The Company uses four CECL models: (1) a loss rate model, based on CRE price index, real GDP, and U.S. unemployment for Real Estate – Land Development and Construction, Farmland, 1-4 Family Mortgages, and Commercial Real Estate, (2) a loss rate model, based on U.S. unemployment and nominal GDP for Commercial and Industrial Loans and Farm Production and Other Farm Loans, (3) a loss rate model, based on Moody’s Expected Consumer Credit Loss Model for Consumer Loans, and (4) a WARM model, based on company loss history for Credit Cards and Overdrafts.

The historical loss rates calculated as described above are adjusted, as necessary, for both internal and external qualitative factors where there are differences in the historical loss data of the Company and current or projected future conditions. Internal factors include lending expertise, risk tolerance measured through lending policy requirements, and quality of the loan review system. External factors include current and reasonable and supportable forecasted economic conditions, impact of competition and changes in collateral values. These factors are used to adjust the historical loss rates (as described above) to ensure that they reflect management’s expectation of future conditions based on a reasonable and supportable forecast period. To the extent the lives of the loans in the portfolio extend beyond the period for which a reasonable and supportable forecast can be made, the Company uses a reversion period of four quarters and reverts to the historical mean on a straight-line basis over the remaining life of the loans.

Loans Evaluated on an Individual Basis

For loans that do not share similar risk characteristics with other loans, an individual analysis is performed to determine the expected credit loss. If the respective loan is collateral dependent (that is, when the borrower is experiencing financial difficulty and repayment is expected to be provided substantially through the operation or sale of the collateral), the expected credit loss is measured as the difference between the amortized cost basis of the loan and the fair value of the collateral. The fair value of collateral is initially based on external appraisals. Generally, collateral values for loans for which measurement of expected losses is dependent on the fair value of such collateral are updated every twelve months, either from external third parties or in-house certified appraisers. Third-party appraisals are obtained from a pre-approved list of independent, local appraisal firms. The fair value of the collateral derived from external appraisal is then adjusted for the estimated cost to sell if repayment or satisfaction of a loan is dependent on the sale (rather than only on the operation) of the collateral. Other acceptable methods for determining the expected credit losses for individually evaluated loans (typically used when the loan is not collateral dependent) is a discounted cash flow approach or, if applicable, an observable market price. Once the expected credit loss amount is determined, an allowance equal to such expected credit loss is included in the ACL.

The Company considers the loans disclosed as individually evaluated in Note 5, “Allowance for credit losses (“ACL”) and LHFI” as collateral dependent with the type of collateral being real estate.

The Company maintains a separate ACL on unfunded loan commitments, which is included in the “Other liabilities” line item on the Consolidated Statements of Financial Condition. Changes in such allowance are recorded in the “Other noninterest expense” line item on the Consolidated Statements of Income. Management estimates the amount of expected losses on unfunded loan commitments by calculating a likelihood of funding over the contractual period for exposures that are not unconditionally cancellable by the Company and applying the loss factors used in the ACL on loans methodology described above to unfunded commitments for each loan type. No credit loss estimate is reported for off-balance-sheet credit exposures that are unconditionally cancellable by the Company.

Prior to the adoption of ASC 326 on January 1, 2023, the allowance was calculated under the guidance on collective impairment as recognized under ASC 450, “Contingencies.” Collective impairment was calculated based on loans grouped by grade. Another component of the allowance was losses on loans assessed as impaired under ASC 310, “Receivables” (“ASC 310”). The balance of these loans and their related allowance was included in management’s estimation and analysis of the ACL.

Property, Plant and Equipment, Policy [Policy Text Block]

Bank Premises, Furniture, Fixtures and Equipment

The Company’s premises, furniture, fixtures and equipment are stated at cost less accumulated depreciation computed by straight-line methods over the estimated useful lives of the assets, which range from three to forty years. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Lessee, Leases [Policy Text Block]

Leases

Accounting Standards Update (“ASU”) 2016-02, “Leases (Topic 842),” became effective for the Company on January 1, 2020. The Company adopted FASB ASC Topic 842 utilizing the modified retrospective transition approach prescribed by ASU 2018-11, “Leases (Topic 842): Targeted Improvements”. The Company did not elect to adopt the package of practical expedients, which includes reassessing whether any expired or existing contracts are or contain leases, reassessing the lease classification and reassessing initial direct costs. Also, the Company did not elect to adopt the hindsight practical expedient therefore maintaining the lease terms previously determined under FASB ASC Topic 840, “Leases”. The Company made an accounting policy election to not recognize short-term leases (12 months or less) on the Statements of Financial Condition. The Company accounts for the lease and nonlease components separately as such amounts are readily determinable.

Once the Company identifies and determines certain contracts are leases according to FASB ASC Topic 842, the Company classifies it as an operating or a finance lease and recognizes a right-of-use asset and a lease liability at the lease commencement date. The lease liability represents the present value of the lease payments that remain unpaid as of the commencement date and the right-of-use asset is the initial lease liability recognized for the lease plus any lease payments made to the lessor at or before the commencement date as well as any initial direct costs less any lease incentives received.

The Company’s operating leases primarily consist of building and land leases. The Company recognizes lease rent expense on a straight-line basis over the term of the lease contract and records it as noninterest expense in occupancy expense. The Company’s amortization of the right-of-use asset is the difference between the straight-line lease expense and the interest expense recognized on the lease liability during the period. The Company’s lease liabilities are measured as the present value of the remaining lease payments throughout the lease term.

In order to calculate its right-of-use assets and lease liabilities, FASB ASC Topic 842 requires the Company to use the rate of interest implicit in the lease when readily determinable. If the rate implicit in the lease is not readily determinable, the Company is required to use its incremental borrowing rate, which is the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term in a similar economic environment. Since the implicit interest rate for most of its building and land leases were not readily determinable, the Company used its incremental borrowing rate.

The Company’s short-term leases primarily include automated teller machines. For short-term leases, the Company recognizes lease expense on a straight-line basis over the lease term. As previously stated, the Company has elected not to include short-term leases on its statement of financial condition.

Real Estate, Policy [Policy Text Block]

Other Real Estate Owned

Other real estate owned (“OREO”) consists of properties repossessed by the Company on foreclosed loans. These assets are stated at fair value at the date acquired less estimated costs to sell. Losses arising from the acquisition of such property are charged against the ACL. Declines in value resulting from subsequent revaluation of the property or losses resulting from disposition of such property are expensed as incurred. Revenue and expenses from operations of OREO are reflected as other income (expense).

Cash Surrender Value Of Life Insurance [Policy Text Block]

Cash Surrender Value of Life Insurance

The Company has purchased life insurance contracts on certain employees and directors. Certain of such policies were acquired to fund deferred compensation arrangements with employees and directors. The cash surrender value of the Company owned policies is carried at the actual cash surrender value of the policy at the statement of financial condition date. Changes in the value of the policies are classified in non-interest income.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Intangible Assets

Intangible assets include core deposits purchased and goodwill. Core deposit intangibles are amortized on a straight-line basis over their estimated economic lives ranging from 5 to 10 years. Goodwill and other intangible assets with indefinite lives are not amortized but are tested at least annually for impairment. Fair values are determined based on market valuation multiples for the Company and comparable businesses based on the assets and cash flow of the Bank, the Company’s only reportable segment. If impairment has occurred, the goodwill or other intangible asset is reduced to its estimated fair value through a charge to expense.

Income Tax, Policy [Policy Text Block]

Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and the changes in deferred tax assets and liabilities, excluding components of other comprehensive income. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value Measurements:

ASC 820, “Fair Value Measurements and Disclosures,” provides guidance for using fair value to measure assets and liabilities and also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to a valuation based on quoted prices in active markets for identical assets and liabilities (Level 1), moderate priority to a valuation based on quoted prices in active markets for similar assets and liabilities and/or based on assumptions that are observable in the market (Level 2), and the lowest priority to a valuation based on assumptions that are not observable in the market (Level 3). See Note 19, “Fair Value Measurements,” for further details regarding the Company’s methods and assumptions used to estimate the fair values of the Company’s financial assets and liabilities.

Derivatives, Policy [Policy Text Block]

Derivative Instruments and Hedging Activities

The Company utilizes derivative financial instruments as part of its ongoing efforts to manage its interest rate risk exposure as well as to meet the needs of its customers. Derivative financial instruments are included in the Consolidated Statements of Financial Condition line item “Other assets” or “Other liabilities” at fair value in accordance with ASC 815.

Fair value hedges are utilized to mitigate the exposure to future interest rate risk. For the Company’s derivatives designated as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged liability attributable to the hedged risk are recognized in current earnings. The gain or loss on the derivative instrument is presented on the same line item as the earnings effect of the hedged item.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income (Loss)

Comprehensive income (loss) includes net earnings reported in the consolidated statements of income, changes in unrealized gain (loss) on securities available-for-sale and the amount of unrealized losses recorded upon the transfer of AFS securities to HTM securities, net of amortization, reported as a component of shareholders’ equity. Unrealized gain (loss) on AFS securities, net of related income taxes, and unrealized losses from the transfer of AFS securities to HTM securities are the primary components of accumulated other comprehensive income (loss) for the Company.

Earnings Per Share, Policy [Policy Text Block]

Net Income Per Share

Net income per share-basic is computed by dividing net income by the weighted average number of common shares outstanding during the year. Net income per share-diluted is based on the weighted average number of shares of common stock outstanding for the periods, including the dilutive effect of the Company’s outstanding stock options and restricted stock grants. The effect of the dilutive shares for the years 2023, 2022 and 2021 is illustrated in the following table.

	2023	2022	2021

Basic weighted average shares outstanding	5,600,964	5,592,668	5,584,396
Dilutive effect of stock options	-	-	87

Dilutive weighted average shares outstanding	5,600,964	5,592,668	5,584,483

Net income	$1,854	$9,620	$7,494

Net income per share-basic	$0.33	$1.72	$1.34
Net income per share-diluted	$0.33	$1.72	$1.34

Advertising Cost [Policy Text Block]	Advertising Costs Advertising costs are charged to expense when incurred. Advertising expense was $566, $610 and $573 for the years ended December 31, 2023, 2022 and 2021, respectively.
Repurchase and Resale Agreements Policy [Policy Text Block]

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold. Securities, generally United States Government, federal agency and state county municipal securities, pledged as collateral under these financing arrangements cannot be sold or re-pledged by the secured party.

Reclassification, Comparability Adjustment [Policy Text Block]	Reclassifications Certain information for 2022 has been reclassified to conform to the financial presentation for 2023. Such reclassifications had no effect on net income or shareholders’ equity.
Share-Based Payment Arrangement [Policy Text Block]

Stock-Based Compensation

At December 31, 2023, the Company had outstanding grants under two stock-based compensation plans, which are the 1999 Directors’ Stock Compensation Plan and the 2013 Incentive Compensation Plan. Compensation expense for option grants and restricted stock awards is determined based on the estimated fair value of the stock options and restricted stock on the applicable grant or award date. The Company has elected to account for forfeitures in compensation cost when they occur as permitted under the guidance in ASC 718, “Compensation - Stock Compensation” (“ASC 718”). Expense associated with the Company’s stock-based compensation is included under the line item “Salaries and employee benefits” on the Consolidated Statements of Income. The Company recognizes compensation expense for all share-based payments to employees in accordance with ASC 718.

New Accounting Pronouncements, Policy [Policy Text Block]

Impact of Recently-Issued Accounting Standards and Pronouncements:

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). This update to ASC 326, Financial Instruments - Credit Losses, significantly changed the way entities recognize impairment on many financial assets by requiring immediate recognition of estimated credit losses expected to occur over the asset’s remaining life. FASB describes this impairment recognition model as the current expected credit loss model and believes the CECL model will result in more timely recognition of credit losses since the CECL model incorporates expected credit losses versus incurred credit losses. The scope of FASB’s CECL model includes loans, held-to-maturity debt instruments, lease receivables, loan commitments and financial guarantees that are not accounted for at fair value. Additionally, ASU 2016-13 amended the accounting for credit losses on available-for-sale securities and purchased financial assets with credit deterioration. In the remainder of these Notes to Consolidated Financial Statements, references to “CECL” or to “FASB ASU 2016-13” shall mean the accounting standards and principles set forth in ASC 326 after giving effect to ASU 2016-13 and the clarifications thereto discussed in the next paragraph.

The Company adopted ASU 2016-13 and all related subsequent amendments thereto effective January 1, 2023 using the modified retrospective approach for all financial assets measured at amortized cost and off-balance sheet credit exposures. To implement CECL, entities are required to apply a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The Company recorded a one-time cumulative-effect adjustment as disclosed in the table below.

	December 31, 2022	Impact of FASB ASU	January 1, 2023
	(as reported)	2016-13 Adoption	(adjusted)
Assets:
ACL	$(5,264)	$(634)	$(5,898)
Deferred tax assets, net	29,574	327	29,901
Liabilities:
ACL on off-balance sheet exposures	-	677 [2]	677
Shareholders' equity:
Retained earnings	$102,525	$(984)	$101,541

[2]

The allowance for credit losses on unfunded loan commitments is included in "Other liabilities" in the accompanying consolidated balance sheet. The related provision for credit losses on unfunded loan commitments is included in "Provision for credit losses" in the accompanying consolidated statements of income for the three and nine months ended December 31, 2023.

Additionally, the Company made an accounting policy election to exclude accrued interest receivable from the amortized cost basis of loans and thus the measurement of the ACL in the Company’s loan portfolio. Accrued interest receivable on loans is reported as a component of accrued interest receivable on the Consolidated Statements of Financial Condition and totaled $2,397 and $1,981 at December 31, 2023 and December 31, 2022, respectively, and is excluded from estimated credit losses.